Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Apr. 01, 2009 JPY (¥)	Apr. 01, 2009 As Originally Reported JPY (¥)
Significant Accounting Policies [Line Items]
Foreign currency translation gain (loss)	$ (1,141)	¥ (94,000)	¥ (137,000)	¥ 59,000
Depreciation expense	35,348	2,913,000	2,827,000	2,985,000
Impairment charges on long-lived assets	449	37,000	107,000	23,000
Shipping and handling costs	70,052	5,773,000	5,691,000	5,320,000
Advertising expenses	153,683	12,665,000	11,946,000	11,711,000
Research and development cost	9,720	801,000	815,000	778,000
Tax positions description	For those tax positions only where there is greater than 50% likelihood that the tax position will be sustained, the Companies record the largest amount of tax benefit that may potentially be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.	For those tax positions only where there is greater than 50% likelihood that the tax position will be sustained, the Companies record the largest amount of tax benefit that may potentially be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.
Retained earnings	$ 1,715,447	¥ 141,370,000	¥ 137,274,000		¥ 138,442,000	¥ 138,235,000